Share capital and premium (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share Premium [Abstract]
Ordinary shares issued		$ 14	$ 14
Less held Within The Group [Abstract]
Share capital and premium	[1],[2]	$ 7,253	$ 7,237	$ 7,239

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[2]	The restated statement of financial position reflects the group position prior to the completion of the corporate restructuring which occurred during September 2023.